INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2019
INVESTMENT IN UNCONSOLIDATED ENTITY
Schedule of investment in unconsolidated entity

Investment in unconsolidated entity consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥4,037,736	¥35,116,707	$5,113,984
Impairment for long-term investment	(4,037,736)	(4,037,736)	(588,008)
Total	¥—	¥31,078,971	$4,525,976